Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Pre-Effective Amendment No 2 to the Form S-1 Financial Statements has been updated to include financial statements for the fiscal year ended December 31, 2013, among other items.
Document Period End Date	Dec. 31, 2013
Trading Symbol	ISBC
Entity Registrant Name	NEW INVESTORS BANCORP, INC.
Entity Central Index Key	0001594012
Entity Filer Category	Large Accelerated Filer